BABSON
ENTERPRISE
FUND

Semiannual Report
May 31, 1997

JONES & BABSON
MUTUAL FUNDS


MESSAGE
TO OUR SHAREHOLDERS

Babson Enterprise Fund achieved a solid total return in the first half of its fiscal year ended May 31, 1997. The Fund rose 10.4% during this period (price change and reinvested distributions) surpassing the 8.4% total return of the unmanaged Russell 2000 index of small capitalization stocks. The larger capitalization stocks making up the unmanaged Standard & Poor's 500 index gained 13.2% for the same period.

Performance data contained in this report is for past periods only. Past performance is not predictive of future performance. Investment return and share value will fluctuate, and redemption value may be more or less than original cost.

We continue to believe that small capitalization stocks are well positioned relative to large cap stocks in coming months. Not only are small cap stocks at very attractive valuations relative to large cap stocks, but also the primary macroeconomic trends are very positive for the small cap stock sector. The domestic economy continues to grow at a healthy rate which should help sustain positive earnings comparisons in the more economically sensitive smaller companies. Also, if the recent strength in the dollar continues, it will have a much more negative effect on the earnings of large multinational companies since they have a much higher proportion of international earnings than do smaller companies.

A number of changes were made to the portfolio in the latest six months. In keeping with our desire to find undiscovered companies, we added the following companies to the portfolio:

Cass Commercial Corp. - provides freight payment and banking services.

Kaman Corp. - distributes industrial products; produces aerospace products.

MacNeal Schwendler Corp. - designs computer-aided engineering software products.

Marsh Supermarkets, Inc. - operates supermarkets in Ohio and Indiana.

Terex Corp. - manufactures heavy-duty, off-highway trucks and cranes.

Tokheim Corp. - manufactures petroleum dispensing systems.

Positions liquidated during the period were the following: Dixie Yarns, Arthur
J. Gallagher, NYMAGIC, and Raymond. Also, American Recreation Centers was bought by American Bowling Centers Inc. Our Bettis holding merged with Daniel Industries. We received Daniel stock for our Bettis position and have decided to hold Daniel in the portfolio.

Thank you for your continuing interest and participation in Babson Enterprise Fund.

Sincerely,

/s/Larry D. Armel
Larry D. Armel
President


STATEMENT OF NET ASSETS
May 31, 1997 (unaudited)

                                                             MARKET VALUE
SHARES     COMPANY                                            (NOTE 1-A)

COMMON STOCKS - 95.29%
BASIC MATERIALS - 8.01
  133,700  Brady (W.H.) Co. Cl. A
           (Identification and labeling
            systems)                                      $     3,810,450
  128,800  Furon Co.
           (Polymer based products)                             3,284,400
   26,600  Intermet Corp.
           (Auto and industrial
            iron castings)                                        372,400
  128,300  Material Sciences Corp.
           (Coatings and laminates)                             1,796,200
  288,050  Nord Resources Corp.
           (Rutile and kaolin production)                         828,144
  160,900  Penwest Ltd.
           (Specialty starch based products)                    3,016,875
  208,600  Tab Products Co.
           (Color-coded filing systems)                         1,968,663
                                                 							       15,077,132
CAPITAL GOODS - 25.81%
   97,600  American Precision Industries Inc.
           (Heat exchangers)                                    1,891,000
  117,200  Apogee Enterprises, Inc.
           (Commercial window systems)                          2,168,200
  152,426  Athey Products Corp.
           (Street sweepers)                                      647,811
  183,700  Atkinson (Guy F.) Co.
           (Construction)                                       1,294,497
  157,400  Brown & Sharpe Manufacturing Co. Cl. A
           (High tolerance measuring tools)                     2,242,950
   97,400  Congoleum Corp. New Cl. A
           (Vinyl flooring)                                     2,245,425
  228,900  Corrpro Companies, Inc.
           (Corrosion control services)                         1,974,263
  175,504  Daniel Industries, Inc.
           (Metering devices and valves)                        2,347,366
  248,300  Farrell Corp. New
           (Rubber and plastic processing equipment)              853,531
  121,300  Flir Systems, Inc.
           (Night vision systems)                               1,940,800
   85,400  Industrial Acoustics Company, Inc.
           (Noise control products)                               779,275
  190,100  Instron Corp.
           (Materials testing instruments)                      2,376,250
   85,800  Kaman Corp. Cl. A
           (Industrial distribution/aerospace
            products)                                           1,174,388
  117,700  K-Tron International, Inc.
           (Industrial feeders and blenders)                    1,588,950
  170,018  Kuhlman Corp.
           (Electrical transformers)                            4,696,747
  313,700  Lamson & Sessions Co.
           (Electrical equipment supplier)                      2,431,175
  105,800  Moog Inc. Cl. A
           (High performance control systems)                   2,658,225
  177,300  Newcor, Inc.(Automobile assembly
	    systems)                                            1,551,375
  138,700  Pacific Scientific Co.
           (Aerospace and industrial products)                  1,855,112
  306,100  Schuler Homes, Inc.
           (Hawaii homebuilder)                                 1,760,075
   22,900  SPS Technologies, Inc.
           (Aerospace fasteners)                                1,683,150
  152,600  Starrett (L.S.) Co. Cl. A
           (Tools and precision instruments)                    4,539,850
  246,900  Terex Corp. New
           (Heavy-duty off-highway trucks and cranes)           3,888,675
							       48,589,090
CONSUMER CYCLICAL - 17.00%
   99,600  Baldwin Piano & Organ Co.
           (Keyboard instruments)                               1,344,600
   83,700  Fab Industries, Inc.
           (Textile fabrics)                                    2,615,625
  214,070  Falcon Products, Inc.
           (Table pedestals)                                    3,023,739
  211,000  Forstmann & Company, Inc.
           (Woolen fabrics)                                        65,937
  203,100  Gottschalks Inc.
           (Specialty-apparel stores)                           1,167,825
  134,200  Helen of Troy Ltd.
           (Hair care appliances)                               3,589,850
  202,800  Jacobson Stores Inc.
           (Upscale department
	    store chain)                                        1,850,550
   75,000  Jay Jacobs, Inc.
           (Specialty-apparel stores)                              16,500
  220,863  Leslie's Poolmart
           (Specialty swimming pool stores)                     3,161,102
  168,900  Oneida Ltd.
           (Stainless steel flatware)                           4,032,487
  371,300  Pentech International, Inc.
           (Writing instruments)                                  719,394
  269,500  Shelby Williams Industries, Inc.
           (Contract seating)                                   3,503,500
  236,200  Spartan Motors, Inc.
           (Chassis for RV's, buses and firetrucks)             1,771,500
  184,000  Swiss Army Brands, Inc.
           (Swiss Army knives)                                  2,254,000
  145,000  Walbro Corp.
           (Auto fuel injection systems)                        2,900,000
							       32,016,609
CONSUMER STAPLES - 8.52%
   46,600  Genesee Corp. Cl. B
           (Regional brewer)                                    1,904,775
  271,300  J & J Snack Foods Corp.
           (Soft pretzels and other snack foods)                3,866,025
   26,400  Marsh Supermarkets, Inc. Cl. B
           (Indiana-Ohio supermarkets)                            359,700
  131,300  Northland Cranberries, Inc. Cl. A
           (Cranberry grower)                                   1,706,900
  192,925  Rykoff-Sexton, Inc.
           (Foodservice product distribution)                   3,689,691
  211,450  Sanderson Farms, Inc.
           (Chickens)                                           3,118,888
  351,700  Stokely USA Inc.
           (Canned and frozen vegetables)                         362,673
   63,400  U.S. Can Corp. (Metal containers)                    1,030,250
							       16,038,902
ENERGY - 6.97%
  145,600  American Oilfield Divers Inc.
	   (Undersea construction and maintenance)              1,656,200
  333,300  Matrix Service Co. (Petroleum refining
            maintenance)                                        2,812,219
  158,700  McFarland Energy, Inc.
           (Oil exploration)                                    2,023,425
   96,500  Petroleum Helicopters, Inc. (non-voting)
	   (Gulf of Mexico helicopter transportation)           1,556,062
   78,700  Petroleum Helicopters, Inc. (voting)
           (Gulf of Mexico helicopter transportation)           1,308,387
  189,700  Tokheim Corp.
           (Petroleum dispensing systems)                       1,873,287
   94,400  World Fuel Services Corp.
	   (Aviation fueling services)                          1,899,800
							       13,129,380
FINANCIAL - 4.76%
  164,600  AVEMCO Corp.
           (Private aircraft insurance)                         4,259,025
    5,000  Cass Commercial Corp.
           (Freight payment sevices)                              102,500
   63,900  Trans Financial, Inc.
           (Kentucky and Tennessee bank)                        1,589,512
   70,800  Vermont Financial Services Corp.
	   (Vermont bank holding company)                       3,000,150
								8,951,187
HEALTH CARE - 3.26%
  159,700  Morrison Health Care, Inc.
	   (Hospital food and nutrition)                        2,595,125
  224,600  Sullivan Dental Products, Inc.
	   (Dental supply distributor)                          3,537,450
								6,132,575
MISCELLANEOUS - 3.03%
  141,100  Alltrista Corp.
           (Consumer and industrial products)                   3,386,400
  386,483  Jason Inc.
           (Nonwoven auto padding)                              2,318,898
								5,705,298
TECHNOLOGY - 13.20%
  173,700  CATS Software, Inc.
           (Financial risk management software)                   716,513
  148,900  CEM Corp..
           (Laboratory microwave ovens)                         1,340,100
   77,800  CSP Inc.
           (Special purpose computers)                            573,775
  177,900  ESCO Electronics Corp.
           (Defense products and systems)                       1,845,712
   45,700  Fluke Corp.
           (Electronic test and measurement equipment)          2,279,287
  114,100  Landauer Inc.
           (Personal radiation exposure monitoring)             2,595,775
  197,900  MacNeal Schwendler Corp.
           (Engineering software products)                      2,028,475
  126,200  New England Business Service, Inc.
	   (Business forms)                                     3,675,575
  187,600  Nichols Research Corp.
	   (Technical and engineering services)                 3,658,200
  212,500  Norstan, Inc.
           (Telecommunications equipment)                       3,081,250
  204,200  Viewlogic Systems Inc.
	   (Computer-aided engineering software)                3,063,000
							       24,857,662
TRANSPORTATION & SERVICES - 4.73%
  182,600  ABM Industries, Inc.
           (Building maintenance services)                      3,537,875
  139,500  International Shipholding Corp.
	   (Ocean and river freight transportation)             2,388,938
  137,000  Sea Containers Ltd. Cl. A
	   (Marine container leasing)                           2,740,000
   12,000  Sea Containers Ltd. Cl. B
	   (Marine container leasing)                             238,500
								8,905,313
TOTAL COMMON STOCKS - 95.29%                                  179,403,148

                                                             MARKET VALUE
FACE AMOUNT      DESCRIPTION                                  (NOTE 1-A)

REPURCHASE AGREEMENT - 4.10%
$7,725,000  UMB Bank, n.a.,
		 4.90%, due June 2, 1997
		 (Collateralized by U.S.
		 Treasury Notes, 5.00%,
		 due January 31, 1999)                          7,725,000

TOTAL INVESTMENTS - 99.39%                                $   187,128,148

Other assets less liabilities -  0.61%                          1,149,881

TOTAL NET ASSETS - 100.00%
  (equivalent to $17.55 per share;
  20,000,000 shares of $1.00 par
  value capital shares authorized;
  10,729,647 shares outstanding)                          $   188,278,029


STATEMENT OF ASSETS
AND LIABILITIES
May 31, 1997 (unaudited)

ASSETS:
  Investments in securities:
    Common stocks, at market value
    (identified cost $133,945,554)                        $   179,403,148
    Repurchase agreement, at cost - approximates
     market value                                               7,725,000
      Total investments                                       187,128,148

  Cash                                                          1,123,229
  Dividends receivable                                             43,986
  Receivable for investments sold                                  78,442
      Total assets                                            188,373,805

LIABILITIES AND NET ASSETS:
  Payable for investments purchased                                95,776
      Total liabilities                                            95,776
NET ASSETS                                                $   188,278,029

NET ASSETS CONSIST OF:
  Capital (capital stock and paid-in capital)             $   125,777,956
  Accumulated undistributed income:
    Undistributed net investment income                         1,349,843
    Undistributed net realized gain on investment
    transactions                                               15,692,636
  Net unrealized appreciation in value of investments          45,457,594
NET ASSETS APPLICABLE TO OUTSTANDING SHARES               $   188,278,029

Capital shares, $1.00 par value
  Authorized                                                   20,000,000

  Outstanding                                                  10,729,647

NET ASSET VALUE PER SHARE                                $          17.55

See accompanying Notes to Financial Statements.


STATEMENT OF OPERATIONS
Six Months Ended May 31, 1997 (unaudited)

INVESTMENT INCOME:
  Income:
    Dividends                                             $     1,186,425
    Interest                                                      155,932
                                                                1,342,357
  Expenses (Note 2):
    Management fees                                             1,005,689
    Registration fees and expenses                                 18,818
                                                                1,024,507
      Net investment income (Note 1-B)                            317,850

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
  Realized gain from investment transactions
    (excluding maturities of short-term commercial
    notes and repurchase agreements):
    Proceeds from sales of investments                         37,419,861
    Cost of investments sold                                   26,178,118
      Net realized gain from investment transactions           11,241,743
  Unrealized appreciation of investments:
    Beginning of period                                        38,466,662
    End of period                                              45,457,594
     Unrealized appreciation of investments during
      the period                                                6,990,932
     Net gain on investments                                   18,232,675
     Increase in net assets resulting
      from operations                                    $     18,550,525

See accompanying Notes to Financial Statements.


STATEMENTS OF CHANGES
IN NET ASSETS

                                                          Six Months
                                                          Ended                    Year Ended
                                                          May 31, 1997             November 30,
                                                          (unaudited)              1996

INCREASE IN NET ASSETS FROM OPERATIONS:
  Net investment income                                   $        317,850         $       742,501
  Net realized gain from investment transactions                11,241,743              31,521,775
  Unrealized appreciation of investments
   during the period                                             6,990,932               5,782,109
      Net increase in net assets resulting from operations      18,550,525              38,046,385
Net equalization included in the price of shares
  issued and redeemed                                                2,523               (157,879)

DISTRIBUTIONS TO SHAREHOLDERS FROM:**
  Net investment income                                                -               (1,319,193)
  Net realized gain from investment transactions              (27,062,211)            (22,711,199)
      Total distributions to shareholders                     (27,062,211)            (22,711,392)

DECREASE FROM CAPITAL SHARE TRANSACTIONS:*
  Proceeds from shares sold                                      4,300,708              13,034,598
  Net asset value of shares issued for
   reinvestment of distributions                                25,690,076              21,744,139
								29,990,784              34,778,737
  Cost of shares repurchased                                  (34,983,187)            (50,016,203)
  Net decrease from capital share transactions                 (4,992,403)            (15,237,466)
      Total decrease in net assets                            (13,501,566)                (60,352)

NET ASSETS:
  Beginning of period                                          201,779,595             201,839,947
  End of period (including undistributed net investment
   income of $1,349,843 and $1,029,470, respectively)     $    188,278,029     $       201,779,595

*Shares issued and repurchased:
  Number of shares sold                                            268,042                 759,602
  Number of shares issued for reinvestment of
   distributions                                                 1,587,767               1,403,753
								 1,855,809               2,163,355
  Number of shares repurchased                                 (2,026,954)             (2,898,376)
      Net increase                                               (171,145)               (735,021)

**Distributions to shareholders:
   Income dividends per share                             $           -        $             .1137
   Capital gains distribution per share                   $           2.66     $            1.8433

See accompanying Notes to Financial Statements.


NOTES TO FINANCIAL STATEMENTS


1. SIGNIFICANT ACCOUNTING POLICIES:

The Fund is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

A. Security Valuation - Common stocks traded on a national securities exchange are valued at the latest sales price, or if no sale was reported on that date, the mean between the closing bid and asked price is used. Common stocks traded over-the-counter are valued at the average of the last reported bid and asked prices.

B. Federal and State Taxes - It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for federal or state tax is required.

C. Equalization - The Fund uses the accounting practice of equalization, by which a portion of the proceeds from sales and costs of redemption of capital shares, equivalent on a per share basis to the amount of undistributed net investment income on the date of the transactions, is credited or charged to undistributed income. As a result, undistributed net investment income per share is unaffected by sales or redemptions of capital shares.

D. Other - Security transactions are accounted for on the date the securities are purchased or sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Realized gains and losses from investment transactions and unrealized appreciation and depreciation of investments are reported on the identified cost basis.

2. MANAGEMENT FEES:

Management fees are paid to Jones & Babson, Inc. at the rate of 1.5% per annum of the average daily net asset value of the Fund up to $30,000,000 and 1% per annum of net assets in excess of that amount. Such fees are paid for services which include administration, and all other operating expenses of the Fund except the cost of acquiring and disposing of portfolio securities, the taxes, if any, imposed directly on the Fund and its shares and the cost of qualifying the Fund's shares for sale in any jurisdiction. Certain officers and/or directors of the Fund are also officers and/or directors of Jones & Babson, Inc.

3. INVESTMENT TRANSACTIONS:
Investment transactions for the period ended May 31, 1997 (excluding maturities of short-term commercial notes and repurchase agreements) are as follows:
               Purchases                        $     11,756,717
               Proceeds from sales                    37,419,861

This report has been prepared for the information of the Shareholders of Babson Enterprise Fund, Inc. and is not to be construed as an offering of the shares of the Fund. Shares of this Fund and of the other Babson Funds are offered only by the Prospectus, a copy of which may be obtained from Jones & Babson, Inc.


Equities

Growth Fund
Enterprise Fund*
Enterprise Fund II
Value Fund
Shadow Stock Fund
International Fund

Fixed Income
Bond Trust
Money Market Fund
Tax-Free Income Fund


* Closed to new investors.


JONES & BABSON
MUTUAL FUNDS

2440 Pershing Road
Kansas City, MO 64108-2561
816-471-5200

1-800-4-BABSON

(1-800-422-2766)

http://www.jbfunds.com